Leases (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Disclosure Text Block [Abstract]
Schedule of Future Minimum Rental Payments
The following is a schedule of the future minimum lease payments under the Lease Agreements, reconciled to the operating lease liability, as of March 31, 2023 (in thousands):

March 31, 2023

Remainder of fiscal year ending June 30, 2023	$566
Years ending June 30,
2024	2,335
2025	1,913
2026	2,477
2027	2,551
2028	2,715
Thereafter	4,386

Total lease payments	16,943
Less: Present value discount	(3,891)

Total operating lease liability	$13,052

Balance Sheet Classification – Operating Leases
Operating lease liability	$1,385
Operating lease liability, long-term	11,667

Total operating lease liability	$13,052

Other Balance Sheet Information – Operating Leases
Weighted average remaining lease term (in years)	6.7
Weighted average discount rate	7.50%

The following is a schedule of the future minimum rental payments for our operating leases, reconciled to the lease liability as of June 30, 2022 (in thousands):

June 30, 2022
Years ending June 30,
2023	$1,565
2024	1,612
2025	1,168
2026	1,710
2027	1,761
Thereafter	5,090

Total lease payments	12,906
Less: Present value discount	(3,264)

Total operating lease liability	$9,642

Balance Sheet Classification—Operating Leases
Operating lease liability	$871
Operating lease liability, long-term	8,771

Total operating lease liability	$9,642

Other Balance Sheet Information—Operating Leases
Weighted average remaining lease term (in years)	7.4
Weighted average discount rate	7.50%

Schedule of Total Operating Costs
The total operating lease costs and supplemental cash flow information related to our operating leases were as follows (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022

Operating lease expense	$609	$377	$1,826	$1,130
Operating cash flows from operating leases	$567	$380	$1,700	$1,139
The total operating lease costs for the Lease Agreement were as follows for the periods presented (in thousands):

	Years Ended June 30,
	2022	2021	2020
Operating lease cost	$1,583	$1,507	$692

Schedule of Supplemental Cash Flow Information Related to Operating Leases
Supplemental cash flow information related to our operating leases was as follows for the periods presented (in thousands):

	Years Ended June 30,
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,519	$983	$—
Right-of-use assets obtained in exchange for operating lease obligations:	$2,189	$8,689	$—